12 Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of related party balances and transactions
12.1	Balances and related party transactions

	Assets balance				Liabilities balance
	Clients		Other assets		Suppliers		Other liabilities
	2020	2019	2020	2019	2020	2019	2020	2019
Controlling shareholder
GPA	—	13	168	2	—	1	41	90
Casino	10	5	—	5	—	—	—	—
	10	18	168	7	—	1	41	90
Other related parties
Novasoc Comercial Ltda.	—	—	—	4	—	—	—	4
Compre Bem	—	2	—	11	—	—	—	—
Greenyellow	—	—	—	10	—	—	—	15
Puntos Colombia	—	—	—	29	—	—	—	43
Tuya	—	—	—	26	—	—	—	—
Others	—	1	—	—	—	—	—	—
Joint venture
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	17	10	10	10	11	16	—	—
	17	13	10	90	11	16	—	62
Total	27	31	178	97	11	17	41	152

	Transactions
	Purchases			Revenue (Expenses)
	2020	2019	2018	2020	2019	2018
Controlling shareholder
GPA	—	1	7	(183)	(162)	(110)
	—	1	7	(183)	(162)	(110)
Other related parties
Compre Bem	1	13	—	3	(3)	—
Puntos Colombia	—	—	—	(114)	(13)	—
Tuya	—	—	—	24	21	—
Greenyellow	—	—	—	(47)	1	—
Grupo Casino	—	—	—	(19)	2	—
Others	—	—	—	(2)	(3)	—
	1	13	—	(155)	5	—
Total	1	14	7	(338)	(157)	(110)

Schedule of compensation

Expenses referring to the statutory executive board compensation recorded in the Company’s statement of operations in the years ended December 31, 2020, 2019 and 2018 as follows:

	Base salary	Variable compensation	Stock options plan	Total
2020	13	7	5	25
2019	15	8	6	29
2018	9	10	5	24